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                             Green Century Funds
                               29 Temple Place
                                  Suite 200
                               Boston, MA 02111
                                 617-482-0800


October 14, 1997

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  Green Century Funds
     Filing Pursuant to Rule 497(j)
     (33-41692; 811-06351)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Green Century Funds (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Post-Effective Amendment No. 9.

Please contact the undersigned with any questions about this certificate.

Very truly yours,

                                        GREEN CENTURY FUNDS

                                        By: /s/ Kristina A. Curtis
                                           ----------------------------
                                                Kristina A. Curtis
                                                Treasurer